Share-Based Compensation And Other Related Information - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) year $ / shares	Dec. 31, 2020 USD ($) year $ / shares	Dec. 31, 2020 USD ($) year $ / shares
Disclosure of share-based payment arrangements [Abstract]
Expected life | year	4.0	4.0	4.0
Expected volatility	44.00%	37.90%	37.90%
Expected dividend yield	2.40%	1.10%	1.10%
Risk-free interest rate	1.90%	0.80%	0.80%
Weighted average exercise price (CAD$) | (per share)	$ 30.70	$ 39.48	$ 39.45
Weighted average fair value (CAD$) | $	$ 9.39	$ 15.80	$ 15.80